Revenue (Tables)	3 Months Ended
Mar. 31, 2026
Revenue [Abstract]
Schedule of Destination of Revenue	The destination of revenue for three months ended March 31, 2025 was as follows:
in thousands	Three Months Ended March 31, 2026
Korean domestic sales	$1,799
Export sales	80
Total revenue	$1,879